Income Taxes (Tables)	12 Months Ended
Apr. 27, 2013
Income Tax Provisions (Benefits)

Income tax provisions (benefits) for fiscal 2013, fiscal 2012 and fiscal 2011 are as follows:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Current:
Federal	$18,270	8,574	(44,859)
State	2,594	3,929	(2,031)
Foreign	486	—	—

Total current	21,350	12,503	(46,890)

Deferred:
Federal	(93,684)	(28,504)	8,057
State	(25,209)	(9,066)	(6,443)

Total deferred	(118,893)	(37,570)	1,614

Total	$(97,543)	(25,067)	(45,276)

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	3.9	4.4	4.8
Changes to unrecognized tax benefits	(5.7)	(0.3)	(1.2)
Excess 162(m) limitation	(1.8)	(9.8)	—
Research Tax Credits	7.4	—	—
Other, net	(0.6)	(1.4)	1.1

Effective income tax rate	38.2%	27.9%	39.7%

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant components of the Company’s deferred tax assets and liabilities as of April 27, 2013 and April 28, 2012 are as follows:

	April 27, 2013	April 28, 2012
Deferred tax assets:
Current deferred tax assets:
Estimated accrued liabilities	$129,408	88,823
Inventory	82,785	19,674
Insurance liability	9,642	11,105
Valuation allowances – current	(4,926)	—

Total current deferred tax assets	216,909	119,602

Non-current deferred tax assets:
Loss and credit carryovers	59,493	75,817
Lease transactions	33,427	30,043
Pension	12,330	11,953
Stock-based compensation	8,740	9,946
Investments in equity securities	1,590	1,282
Other	1,817	—
Valuation allowances – non-current	(2,607)	—

Total non-current deferred tax assets	114,790	129,041

Total deferred tax assets	331,699	248,643

Deferred tax liabilities:
Current deferred tax liabilities:
Prepaid expenses	(7,015)	(7,827)

Total current deferred tax liabilities	(7,015)	(7,827)

Non-current deferred tax liabilities:
Goodwill and intangible asset amortization	(216,182)	(233,322)
Investment in Barnes & Noble.com	(79,034)	(69,025)
Depreciation	(50,790)	(63,216)
Other	—	(6,226)

Total non-current deferred tax liabilities	(346,006)	(371,789)

Total deferred tax liabilities	(353,021)	(379,616)

Net deferred tax liabilities	$(21,322)	(130,973)

Balance sheet caption reported in:
Prepaid expenses and other current assets	$209,893	111,775
Deferred tax liabilities	(231,215)	(242,748)

Net deferred tax liabilities	$(21,322)	(130,973)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2013, fiscal 2012 and fiscal 2011 is as follows:

Balance at May 1, 2010	$15,268
Additions for tax positions of the current period	1,809
Additions for tax positions of prior periods	1,199
Reductions due to settlements	(508)
Other reductions for tax positions of prior periods	(1,053)

Balance at April 30, 2011	$16,715

Additions for tax positions of prior periods	993
Reductions due to settlements	(228)
Other reductions for tax positions of prior periods	(448)

Balance at April 28, 2012	$17,032

Additions for tax positions of the current period	3,189
Additions for tax positions of prior periods	16,931
Reductions due to settlements	(924)
Other reductions for tax positions of prior periods	(4,768)

Balance at April 27, 2013	$31,460